Intangible Assets Including Goodwill - Intangible Assets Activity (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Intangible assets, increase (decrease)		$ (1,327)
Impairment of intangible assets		0	$ 0
Intangible asset amortization expense		2,397	2,506
Retirement of fully amortized intangible assets		$ 1,301	$ 904
Divested businesses | Healthcare software assets divestiture
Intangible assets
Intangible assets, increase (decrease)	$ (1,313)
Accumulated amortization, increase (decrease)	$ (1,149)